GOODWILL AND OTHER INTANGIBLE ASSETS - Future Amortization Expense for Purchased Intangibles (Details) - Purchased Intangibles [Member] $ in Thousands	Mar. 31, 2025 USD ($)
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Year ending March 31, 2026	$ 20,623
2027	16,909
2028	13,537
2029	10,379
2030	7,774
2031 and thereafter	12,745
Total	$ 81,967